Investments - Summary of companies using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Total assets	€ 1,508,250	€ 1,522,695	€ 1,459,271
Total liabilities	(1,416,928)	(1,412,036)	(1,351,910)
Goodwill	12,471	24,246	25,466	€ 25,769
Profit (loss)	(7,708)	8,116	9,315
Group's share of profit	(96)	324	737
Zurich Santander Insurance América, S.L. - Consolidated
Disclosure of associates [line items]
Goodwill	526	526	526
Caceis
Disclosure of associates [line items]
Goodwill	337	466	0
Santander Vida Seguros y Reaseguros
Disclosure of associates [line items]
Goodwill	255	73	0
Companies Santander Insurance - Consolidated
Disclosure of associates [line items]
Goodwill	205	205	205
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.)
Disclosure of associates [line items]
Goodwill	0	347	347
Equity Investments
Disclosure of associates [line items]
Net assets	7,622	8,772	7,588
Investments in Group joint ventures and associates in the net assets of associates	5,760	6,729	6,157
Goodwill	1,862	2,043	1,431
Aggregate Amounts for Entities Accounted for Using the Equity Method
Disclosure of associates [line items]
Total assets	183,735	164,215	74,765
Total liabilities	(167,209)	(144,602)	(58,153)
Net assets	16,526	19,613	16,612
Total income	12,758	14,172	12,174
Profit (loss)	703	€ 1,375	€ 1,867
Aggregate Amounts for Entities Accounted for Using the Equity Method | Zurich Santander Insurance América, S.L. - Consolidated
Disclosure of associates [line items]
Total assets	13,021
Total liabilities	(12,144)
Total income	4,566
Profit (loss)	315
Aggregate Amounts for Entities Accounted for Using the Equity Method | Caceis
Disclosure of associates [line items]
Total assets	119,533
Total liabilities	(117,109)
Total income	1,990
Profit (loss)	€ 189